Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 570,348	$ 562,947
Less: Allowance for doubtful accounts	(89,789)	(89,602)	$ (81,713)	$ (97,911)
Accounts receivable, net	480,559	473,345
Casino [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	285,182	307,152
Hotel [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	157,489	149,268
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 127,677	$ 106,527